Income Tax Expense - Details of the aggregate temporary differences related to investments in subsidiaries and associates (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of aggregate temporary differences for which no deferred tax liabilities were recognized [Abstract]
Investments in subsidiaries and associates	₩ 428,665	₩ 1,474,534